SEGMENT REPORTING (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 96,081.2	R$ 100,141.3
BRAZIL
IfrsStatementLineItems [Line Items]
Non-current assets	45,100.0	44,600.0	R$ 42,600.0
CANADA
IfrsStatementLineItems [Line Items]
Non-current assets	13,900.0	13,700.0	15,600.0
ARGENTINA
IfrsStatementLineItems [Line Items]
Non-current assets	5,900.0	9,700.0	9,100.0
Net revenue	R$ 6,300.0	R$ 10,100.0	R$ 9,200.0